ACCOUNTING POLICIES - RECOGNIZED FAIR VALUE MEASUREMENTES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt with third parties [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	$ 718,279	$ 727,823
Debt with third parties [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	0	0
Derivative financial instruments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	0	0
Derivative financial instruments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	55,948	5,220
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	128,824	208,994
Cash and cash equivalents [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	0	0
Derivative financial instruments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	0	0
Derivative financial instruments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets At Fair Value	$ 15,992	$ 11,088